Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents, And Restricted Cash (Detail) - USD ($) $ in Thousands	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 609,809	$ 145,491		$ 72,753	$ 205,238
Restricted cash		400		400	460
Total cash, cash equivalents, and restricted cash	$ 610,209	$ 145,891	$ 78,480	$ 73,153	$ 205,698	$ 88,844